Submission	Jun. 25, 2026
Submission [Line Items]
Central Index Key	0002121708
Registrant Name	Imricor Medical Systems, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES